Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Asset Manager: Growth Portfolio

March 31, 2020

VIPAMG-QTLY-0520
1.799876.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.51% to 1.52% 4/2/20 to 4/9/20 (a)
(Cost $309,984)	310,000	310,000
	Shares	Value

Fixed-Income Funds - 27.2%
Fidelity Emerging Markets Debt Central Fund (b)	213,723	$1,711,923
Fidelity Floating Rate Central Fund (b)	10,267	899,244
Fidelity High Income Central Fund (b)	9,503	899,287
Fidelity Inflation-Protected Bond Index Central Fund (b)	96,080	9,868,420
Fidelity International Credit Central Fund (b)	20,195	1,943,134
Fidelity VIP Investment Grade Central Fund (b)	295,808	32,115,860
iShares 20+ Year Treasury Bond ETF	20,926	3,452,162
TOTAL FIXED-INCOME FUNDS
(Cost $48,506,576)		50,890,030

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.29% (c)	3,150,261	3,151,207
Fidelity Money Market Central Fund 0.96% (c)	154,612	154,581
Fidelity Securities Lending Cash Central Fund 0.28% (c)	2,053,626	2,054,037
TOTAL MONEY MARKET FUNDS
(Cost $5,359,848)		5,359,825

Equity Funds - 70.9%
Domestic Equity Funds - 49.5%
Fidelity Communication Services Central Fund (b)	45,332	8,192,809
Fidelity Consumer Discretionary Central Fund (b)	32,077	8,874,116
Fidelity Consumer Staples Central Fund (b)	34,580	6,242,693
Fidelity Energy Central Fund (b)	44,180	2,230,641
Fidelity Financials Central Fund (b)	186,959	13,720,934
Fidelity Health Care Central Fund (b)	33,896	14,879,597
Fidelity Industrials Central Fund (b)	35,169	7,770,865
Fidelity Information Technology Central Fund (b)	59,166	23,511,402
Fidelity Materials Central Fund (b)	13,856	2,059,628
Fidelity Real Estate Equity Central Fund (b)	8,683	821,279
Fidelity Utilities Central Fund (b)	18,594	2,986,804
iShares S&P 500 Index ETF	5,742	1,483,733

TOTAL DOMESTIC EQUITY FUNDS		92,774,501

International Equity Funds - 21.4%
Fidelity Emerging Markets Equity Central Fund (b)	73,651	13,041,358
Fidelity International Equity Central Fund (b)	300,027	19,933,793
iShares Core MSCI EAFE ETF	101,929	5,085,239
iShares MSCI Japan ETF (d)	39,597	1,955,696

TOTAL INTERNATIONAL EQUITY FUNDS		40,016,086

TOTAL EQUITY FUNDS
(Cost $138,972,467)		132,790,587
TOTAL INVESTMENT IN SECURITIES - 101.1%
(Cost $193,148,875)		189,350,442
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(2,116,948)
NET ASSETS - 100%		$187,233,494

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	9	June 2020	$1,156,365	$(50,781)	$(50,781)
Sold
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	13	June 2020	547,885	(31,158)	(31,158)
TOTAL FUTURES CONTRACTS					$(81,939)

The notional amount of futures purchased as a percentage of Net Assets is .6%

The notional amount of futures sold as a percentage of Net Assets is .3%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $214,000.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,097
Fidelity Communication Services Central Fund	6,055
Fidelity Consumer Discretionary Central Fund	7,965
Fidelity Consumer Staples Central Fund	15,994
Fidelity Emerging Markets Debt Central Fund	26,353
Fidelity Emerging Markets Equity Central Fund	6,946
Fidelity Energy Central Fund	8,238
Fidelity Financials Central Fund	35,202
Fidelity Floating Rate Central Fund	13,832
Fidelity Health Care Central Fund	13,739
Fidelity High Income Central Fund	16,313
Fidelity Industrials Central Fund	20,204
Fidelity Inflation-Protected Bond Index Central Fund	10,330
Fidelity Information Technology Central Fund	233,068
Fidelity International Credit Central Fund	0
Fidelity International Equity Central Fund	33,318
Fidelity Materials Central Fund	1,931
Fidelity Money Market Central Fund	642
Fidelity Real Estate Equity Central Fund	992
Fidelity Securities Lending Cash Central Fund	758
Fidelity Utilities Central Fund	8,421
Fidelity VIP Investment Grade Central Fund	242,533
Total	$711,931

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Communication Services Central Fund	$9,416,277	$669,629	$326,725	$(26,755)	$(1,539,617)	$8,192,809	0.5%
Fidelity Consumer Discretionary Central Fund	10,863,056	627,749	365,148	(33,702)	(2,217,839)	8,874,116	0.6%
Fidelity Consumer Staples Central Fund	7,130,400	460,202	239,763	(15,077)	(1,093,069)	6,242,693	0.5%
Fidelity Emerging Markets Debt Central Fund	2,032,872	54,521	71,113	(4,244)	(300,113)	1,711,923	0.1%
Fidelity Emerging Markets Equity Central Fund	17,660,309	210,694	506,363	(40,306)	(4,282,976)	13,041,358	0.9%
Fidelity Energy Central Fund	4,513,193	110,558	113,442	(75,929)	(2,203,739)	2,230,641	0.5%
Fidelity Financials Central Fund	20,166,947	598,237	624,347	(70,667)	(6,349,236)	13,720,934	0.6%
Fidelity Floating Rate Central Fund	1,049,184	27,935	35,598	(1,375)	(140,902)	899,244	0.1%
Fidelity Health Care Central Fund	16,864,575	323,833	522,762	48,170	(1,834,219)	14,879,597	0.5%
Fidelity High Income Central Fund	1,073,011	30,454	35,680	(2,879)	(165,619)	899,287	0.0%
Fidelity Industrials Central Fund	10,435,241	365,312	332,300	(774)	(2,696,614)	7,770,865	0.6%
Fidelity Inflation-Protected Bond Index Central Fund	10,554,824	139,443	867,295	3,549	37,899	9,868,420	0.7%
Fidelity Information Technology Central Fund	27,161,288	730,137	912,400	(25,159)	(3,442,464)	23,511,402	0.5%
Fidelity International Credit Central Fund	2,086,650	28,167	71,143	356	(100,896)	1,943,134	0.7%
Fidelity International Equity Central Fund	26,155,752	476,595	1,130,167	(19,462)	(5,548,925)	19,933,793	1.0%
Fidelity Materials Central Fund	2,523,399	286,343	92,480	(14,957)	(642,677)	2,059,628	0.6%
Fidelity Real Estate Equity Central Fund	3,141,098	21,744	1,520,446	(560,628)	(260,489)	821,279	0.2%
Fidelity Utilities Central Fund	3,644,535	135,602	115,880	(7,469)	(669,984)	2,986,804	0.6%
Fidelity VIP Investment Grade Central Fund	32,122,153	3,829,404	3,637,664	(133,739)	(64,294)	32,115,860	0.5%
Total	$208,594,764	$9,126,559	$11,520,716	$(981,047)	$(33,515,773)	$171,703,787

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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